MATERIAL ACCOUNTING POLICY INFORMATION (Policies)	6 Months Ended
Jun. 30, 2024
Disclosure of Significant Accounting Policies [Abstract]
Statement of Compliance	Statement of Compliance
The consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”) on a basis consistent with the accounting policies disclosed in the audited consolidated financial statements for the fiscal year ended December 31, 2023, except as disclosed below.
The consolidated financial statements should be read in conjunction with the most recently issued consolidated financial statements of the company for the year ended December 31, 2023 which includes information necessary or useful to understanding the company’s businesses and financial statement presentation. In particular, the company’s accounting policies were presented in Note 2, Material Accounting Policy Information, of the consolidated financial statements for the year ended December 31, 2023 that were included in that report.
The consolidated financial statements are unaudited and reflect any adjustments (consisting of normal recurring adjustments) that are, in the opinion of management, necessary for fair statement of results for the interim periods in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB.
The results reported in these consolidated financial statements should not be regarded as necessarily indicative of results that may be expected for the entire year. The consolidated financial statements were authorized for issuance by the Board of Directors of the company on August 7, 2024.

Disclosure of expected impact of initial application of new standards or interpretations [text block]